INTERESTS IN JOINT ARRANGEMENTS (Details Textual) $ in Thousands, $ in Thousands					1 Months Ended						11 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($)	Jan. 12, 2021 USD ($)	Jul. 29, 2020 USD ($)	Jul. 29, 2020 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CLP ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020	Nov. 17, 2021 USD ($)
Forestal Arauco S.A. [Member] | Agricola Fresno Spa [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations	$ 1,000
Percentage of interests in joint operation	50.00%
Capital commitment to joint venture															$ 23,884
Proportion of ownership interest after subsequent contribution															100.00%
Pending Capital contribution to Joint Operation					$ 4,490							$ 4,490
Eka Chile S.A [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation												50.00%	50.00%
Agrícola El Paque SpA [Member] | Forestal Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations			$ 4,753	$ 3,651,895								$ 1,095	$ 931,460
E2E S.A. [Member] | Maderas Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations					$ 7,759	$ 5,925,000			$ 15,022	$ 12,000,000
Parque Eólico Ovejera del Sur SpA. [Member] | Arauco Bioenergia S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations							$ 123	$ 100,000			$ 354
Percentage of interests in joint operation														50.00%
Unilin Arauco Pisos Ltda. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Proportion of ownership Interest In Joint operation disposed		50.00%
Loss on disposal of ownership Interest in Joint operation		$ 431
Joint operation parties joint obligation to pulp purchases					100.00%							100.00%
Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation												50.00%	50.00%